Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0000897421
Registrant Name	Nuveen Virginia Quality Municipal Income Fund
Registration File Number	333-291642
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES